ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 54.7%
	U.S. TREASURY BILLS — 5.3%
5,000,000	United States Treasury Bill(a)			0.0000	04/18/24	$ 4,792,563

	U.S. TREASURY NOTES — 49.4%
20,611,000	United States Treasury Note			0.3750	10/31/23	20,286,862
20,000,000	United States Treasury Note			0.2500	03/15/24	19,293,627
5,000,000	United States Treasury Note			0.3750	04/15/24	4,806,043
						44,386,532
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $49,269,187)					49,179,095

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 25.9%
	MONEY MARKET FUNDS - 25.9%
4,017,391	Fidelity Government Portfolio, Class I, 4.98%(b) (h)					4,017,391
19,224,904	First American Treasury Obligations Fund, Class X, 5.03%(b)					19,224,903
	TOTAL MONEY MARKET FUNDS (Cost $23,242,294)					23,242,294

	TOTAL SHORT-TERM INVESTMENTS (Cost $23,242,294)					23,242,294

Contracts(c)
	INDEX OPTIONS PURCHASED - 0.1%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.1%
5,000	Chicago Board Options Exchange VIX (g)	IB	08/16/2023	$ 40	$ 20,000,000	$ 110,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $248,557)

	TOTAL INDEX OPTIONS PURCHASED (Cost - $248,557)					110,000

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Contracts(d)
	FUTURE OPTIONS PURCHASED - 0.1%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.1%
10	Emini SP W Week	SXM	07/05/2023	$ 4,525	$ 2,262,500	$ 1,475
40	S&P Emini 1st Week	SXM	07/07/2023	4,540	9,080,000	9,100
50	S&P500 EMINI Option	SXM	08/31/2023	4,600	11,500,000	82,501
	TOTAL CALL OPTIONS PURCHASED (Cost - $50,638)					93,076

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $50,638)					93,076

	TOTAL INVESTMENTS - 80.8% (Cost $72,810,676)					$ 72,624,465
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $107,183)					(107,717)
	PUT OPTIONS WRITTEN - (0.0)% (e) (Proceeds - $10,000)					(3,375)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 19.3%					17,385,154
	NET ASSETS - 100.0%					$ 89,898,527

Contracts(c)
	WRITTEN INDEX OPTIONS – (0.0)% (e)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN - (0.0)%(e)
2,040	Chicago Board Options Exchange VIX(g)	IB	08/16/2023	$ 48	$ 9,690,000	$ 26,520
3	Chicago Board Options Exchange VIX(g)	IB	07/19/2023	55	16,500	9
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $67,933)					26,529

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $67,933)					$ 26,529

Contracts(d)
	WRITTEN FUTURE OPTIONS - (0.1)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.1)%
5	Emini SP M Week	SXM	07/03/2023	$ 4,490	$ 1,122,500	$ 2,188
10	S&P Emini 1st Week	SXM	07/07/2023	4,490	2,245,000	10,125
40	S&P Emini 1st Week	SXM	07/07/2023	4,590	9,180,000	1,500
110	S&P500 EMINI Option	SXM	08/31/2023	4,700	25,850,000	67,375
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $39,250)					81,188

	PUT OPTIONS WRITTEN – (0.0)%(e)
150	Emini SP M Week	SXM	07/03/2023	$ 4,100	$ 30,750,000	$ 750
150	Emini SP W Week	SXM	07/05/2023	4,270	32,025,000	2,625
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $10,000)					3,375

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $49,250)					$ 84,563

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
7	CME E-Mini NASDAQ 100 Index Future	09/15/2023	$ 2,147,180	$ (7,280)
27	CME E-mini Russell 2000 Index Futures	09/15/2023	2,569,995	(7,020)
103	CME E-Mini Standard & Poor's 500 Index Futures	09/15/2023	23,170,342	403,907
	TOTAL OPEN LONG FUTURES CONTRACTS			$ 389,607

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation
275	CBOE Volatility Index Future	07/19/2023	$ 4,128,025	$ 422,945
1	CBOE Volatility Index Future	08/16/2023	16,400	1,450
	TOTAL OPEN SHORT FUTURES CONTRACTS			$ 424,395

	TOTAL FUTURES CONTRACTS			$ 814,002

IB	Interactive Brokers
SXM	StoneX Financial Inc.
(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2023.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Each contract is equivalent to one futures contract.
(e)	Percentage rounds to greater than (0.1)%.
(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(g)	Illiquid security. Total illiquid securities represents (0.0)% of net assets as of June 30, 2023.
(h)	All or a portion of this investment is segregated as collateral for option contracts and future contracts.